Restructuring Charges (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring Charges
Restructuring charges, which included restructuring costs	$ (3,000,000)	$ 14,000,000	$ 206,000,000
Beginning balance	69,000,000	97,000,000	10,000,000
Charges		14,000,000	206,000,000
Reversal of accruals	(3,000,000)
Acquired on acquisition		30,000,000
Other non-cash		(1,000,000)	(20,000,000)
Cash settled	(55,000,000)	(71,000,000)	(99,000,000)
Ending balance	11,000,000	69,000,000	97,000,000
Impairment of operating lease ROU and other assets	0	1,000,000	20,000,000
Employee related
Restructuring Charges
Beginning balance	64,000,000	94,000,000	10,000,000
Charges		13,000,000	178,000,000
Reversal of accruals	(1,000,000)
Acquired on acquisition		30,000,000
Reclassification		(4,000,000)
Cash settled	(55,000,000)	(69,000,000)	(94,000,000)
Ending balance	8,000,000	64,000,000	94,000,000
Facility
Restructuring Charges
Beginning balance	5,000,000	3,000,000
Charges		1,000,000	28,000,000
Reversal of accruals	(2,000,000)
Reclassification		4,000,000
Other non-cash		(1,000,000)	(20,000,000)
Cash settled		(2,000,000)	(5,000,000)
Ending balance	$ 3,000,000	$ 5,000,000	$ 3,000,000